Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

February 2, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
(Filing relates to ClearBridge All Cap Value Fund, ClearBridge International Small Cap Fund, ClearBridge Small Cap Value Fund, QS Global Dividend Fund and QS S&P 500 Index Fund (the “Funds”))

(File Nos. 33-43446 and 811-06444)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on January 25, 2021 and became effective on January 29, 2021.

Please call the undersigned at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Mana Behbin

Mana Behbin